Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three month period ended June 30,		Six month period ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common shareholders	$(4,693)	$(1,962)	(7,658)	(2,937)
Denominator:
Weighted average common shares outstanding – basic and diluted	250,859,128	140,303,961	238,832,128	132,665,515
Net loss per share attributable to common shareholders – basic and diluted	$(0.03)	$(0.02)	$(0.02)	$(0.02)

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common shareholders	$(5,073)	$(14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted	163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$(0.03)	$(0.23)

Schedule of anti-dilutive effect
	Three month period ended June 30,		Six month period ended June 30,
	2021	2020	2021	2020
Warrants	10,629,897	8,717,239	10,629,897	8,717,239
Convertible debt	—	2,259,504	—	2,259,504
	10,629,897	10,976,743	10,629,897	10,976,743

	As of December 31,
	2020	2019
Warrants	8,523,918	4,387,223
Convertible debt	960,216	—
	9,484,134	4,387,223